JPMorgan SmartRetirement 2070 Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan SmartRetirement 2070 Fund	Feb. 25, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 532
Expense Example, No Redemption, 3 Years	759
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	143
Expense Example, No Redemption, 3 Years	504
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	66
Expense Example, No Redemption, 3 Years	$ 253